Commitments, Contingencies and Guarantees (Tables)	12 Months Ended
Dec. 31, 2017
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure Of Future Minimum Lease Payments
At December 31, 2017, we have future minimum lease payments as follows:

	Operating Leases	Finance Leases
2018	$33.2	$13.2
2019	25.7	2.0
2020	15.5	1.6
2021	9.2	1.1
2022	7.4	0.3
Thereafter	25.4	—
Total future minimum lease payments	$116.4	18.2
Less: amount representing interest		(0.5)
Present value of future minimum finance lease payments (note 12)		17.7
Less: current portion of finance lease obligations		(12.9)
Long-term portion of finance lease obligations		$4.8